Cover	Jun. 13, 2022
Cover [Abstract]
Entity Registrant Name	The Eastern Company
Entity Central Index Key	0000031107
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (this “Amendment”) is an amendment to the Current Report on Form 8-K filed by The Eastern Company (the “Company”) on June 29, 2022 (the “Original Form 8-K”) concerning the appointment of Mr. Mark Hernandez and Mr. Michael Mardy as members of the Company’s Board of Directors (the “Board”). This Amendment is being filed in accordance with Instruction No. 2 to Item 5.02 of Form 8-K solely for the purpose of disclosing the appointments of Mr. Hernandez and Mr. Mardy to certain Committees of the Board. The complete text of Item 5.02, as amended, is set forth below. This Amendment does not amend, update or change any other disclosure contained in the Original Form 8-K
Entity Emerging Growth Company	false
Document Period End Date	Jun. 13, 2022
Entity Incorporation State Country Code	CT
Entity File Number	001-35383
Entity Tax Identification Number	06-0330020
Entity Address Postal Zip Code	06770
City Area Code	203
Local Phone Number	729-2255
Entity Address Address Line 1	112 Bridge Street
Entity Address State Or Province	CT
Entity Address City Or Town	Naugatuck
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	EML
Security Exchange Name	NASDAQ